CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 255,622	$ 6,905
Restricted cash	6,443	3,638
Players receivables	779	1,851
Due from affiliates	28,764	3,135
Prepaid expenses and other current assets	2,871	1,673
Total current assets	294,479	17,202
License fees, net	9,750	6,957
Property and equipment, net	2,016	581
Operating lease right-of-use asset, net	1,100	0
Other assets	1,215	753
Total assets	308,560	25,493
Current liabilities
Accounts payable	11,994	707
Accrued expenses and other current liabilities	25,995	9,670
Players liabilities	7,779	5,346
Share-based liability	0	7,342
Deferred royalty, short-term	195	159
Operating lease liabilities, short-term	226	0
Due to affiliates	3,751	2,858
Earnout interests liability	351,048	0
Total current liabilities	400,988	26,082
Deferred royalty, long-term	3,813	2,779
Operating lease liabilities, long-term	979	0
Warrant liabilities	170,109	0
Total liabilities	575,889	28,861
Commitments and contingencies
Stockholders' deficit
Additional paid-in capital	(18,402)	0
Accumulated other comprehensive income	93	0
Accumulated deficit	(43,490)	0
Total stockholders' deficit attributed to Rush Street Interactive, Inc.	(61,779)	0
Non-controlling interests	(205,550)	0
Members' deficit	0	(3,368)
Total deficit	(267,329)	(3,368)
Total liabilities and deficit	308,560	25,493
Class A Common Stock
Stockholders' deficit
Common stock, value	4	0
Total deficit	4
Class V common stock
Stockholders' deficit
Common stock, value	16	$ 0
Total deficit	$ 16